Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table sets forth information concerning the compensation of our named executive officers for the fiscal years ended December 31, 2025, 2024 and 2023 and certain measures of our financial performance for those years.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (4)	Net Income (5) (in thousands)
2025	$402,509	$418,109	$322,055	$348,508	$104.34	$322
2024	402,040	393,559	292,001	283,520	94.78	2,795
2023	521,944	198,139	387,623	78,556	53.55	2,020

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(1)

Represents the total compensation of our principal executive officer (“PEO”), Mr. Strong, as reported in the Summary Compensation Table for each year indicated. Mr. Strong was the only person who served as our PEO during those years.

(2)

Represents the “compensation actually paid” to Mr. Strong and to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Strong’s and the non-PEO named executive officers’ Summary Compensation Table total for each year to determine their average compensation actually paid.

PEO Total Compensation Amount	$ 402,509	$ 402,040	$ 521,944
PEO Actually Paid Compensation Amount	$ 418,109	393,559	198,139
Adjustment To PEO Compensation, Footnote

	Adjustments to Determine Compensation Actually Paid to
	PEO			Non-PEO Named Executive Officers
	2025	2024	2023	2025	2024	2023
Summary Compensation Table total	$402,509	$402,040	$521,944	$322,055	$292,001	$387,623
Increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	11,700	(17,160)	(287,625)	12,870	(17,160)	(287,625)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	3,900	8,679	(36,180)	13,583	8,679	(21,443)
	$418,109	$393,559	$198,139	$348,508	$283,520	$78,556

(3)

Represents the average of the total compensation of each of our non-PEO named executive officers (Messrs. Augustine and Gonzalez), as reported in the Summary Compensation Table for each year indicated. Messrs. Augustine and Gonzalez were our only non-PEO named executive officers for those years.

(4)

Represents the total return to shareholders of our common stock and assumes that the value of the investment was $100 beginning on December 31, 2024, 2023 and 2022, respectively, and that the subsequent dividends were reinvested during the fiscal year. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)	Represents our reported net income for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 322,055	292,001	387,623
Non-PEO NEO Average Compensation Actually Paid Amount	$ 348,508	283,520	78,556
Adjustment to Non-PEO NEO Compensation Footnote

	Adjustments to Determine Compensation Actually Paid to
	PEO			Non-PEO Named Executive Officers
	2025	2024	2023	2025	2024	2023
Summary Compensation Table total	$402,509	$402,040	$521,944	$322,055	$292,001	$387,623
Increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	11,700	(17,160)	(287,625)	12,870	(17,160)	(287,625)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	3,900	8,679	(36,180)	13,583	8,679	(21,443)
	$418,109	$393,559	$198,139	$348,508	$283,520	$78,556

(3)

Represents the average of the total compensation of each of our non-PEO named executive officers (Messrs. Augustine and Gonzalez), as reported in the Summary Compensation Table for each year indicated. Messrs. Augustine and Gonzalez were our only non-PEO named executive officers for those years.

(4)

Represents the total return to shareholders of our common stock and assumes that the value of the investment was $100 beginning on December 31, 2024, 2023 and 2022, respectively, and that the subsequent dividends were reinvested during the fiscal year. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)	Represents our reported net income for each year indicated.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR) and the Company’s Net Income. The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officer (“NEOs”) to our total shareholder return and net income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 104.34	94.78	53.55
Net Income (Loss)	322,000	2,795,000	2,020,000
PEO Name				Mr. Strong
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,700	(17,160)	(287,625)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,900	8,679	(36,180)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,870	(17,160)	(287,625)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,583	$ 8,679	$ (21,443)